Deferred Credits and Other Noncurrent Liabilities	12 Months Ended
Dec. 31, 2021
Deferred Credits And Other Noncurrent Liabilities [Abstract]
Deferred Credits and Other Noncurrent Liabilities
22.	Deferred Credits and Other Noncurrent Liabilities

As at December 31, 2021 and 2020, this account consists of:

	2021	2020
	(in million pesos)
Contract liabilities and unearned revenues (Note 5)	3,558	976
Provision for asset retirement obligations	2,121	2,000
Accrual of capital expenditures under long-term financing	300	1,542
Others	105	150
	6,084	4,668

The following table summarizes the changes to provision for asset retirement obligations for the years ended December 31, 2021 and 2020:

	2021	2020
	(in million pesos)
Provision for asset retirement obligations at beginning of the year	2,000	1,767
Capitalized to ROU assets during the year	239	205
Accretion expenses	65	61
Change in assumptions	(62)	(22)
Revaluation due to change in IBR	(102)	39
Gain on settlement of asset retirement obligation	—	(50)
Settlement of obligations and others	(19)	—
Provision for asset retirement obligations at end of the year	2,121	2,000

Accrual of capital expenditures under long-term financing represents expenditures related to the expansion and upgrade of our network facilities which are not due to be settled within one year.  Such accruals are settled through refinancing from long-term loans obtained from the banks.  See Note 21 – Interest-bearing Financial Liabilities.